Investments in associates (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2025		2024

Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance at 1 January	3 125	214	3 482	164
Effect of movements in foreign exchange	375	(211)	(303)	(128)
Dividends received	(77)	(4)	(158)	(10)
Share of results of associates	140	53	104	84
Exceptional share of results of associates	-	9	-	104
Balance at 31 December	3 563	60	3 125	214

Summarized Financial Information of the Company's Material Associates
Summarized financial information of the company’s material associates is as follows:

	2025		2024

Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Current assets	3 793	2 820	3 411	3 542
Non-current assets	4 983	6 779	4 520	6 361
Current liabilities	(2 187)	(2 688)	(1 997)	(2 985)
Non-current liabilities	(700)	(1 962)	(586)	(2 066)
Non-controlling interests	(699)	(2 592)	(561)	(2 424)
Net assets¹	5 190	2 357	4 788	2 428

Revenue	5 637	5 596	5 329	6 421
Profit (loss)	724	476	654	1 214
Other comprehensive income (loss)	(166)	(717)	(206)	(1 853)
Total comprehensive income (loss)	557	(241)	448	(638)
1
The net assets are converted at the respective closing rates of December.